Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of intangible assets, net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Computer software	21,918	20,007
Licensed copyrights of reading content	48,016	50,386
Audio content	17,041	17,864
Trademark and Domain name	137	137
Total	87,112	88,394
Less: amortization	(55,136)	(62,777)
impairment	(11,926)	(11,894)
Net book value	20,050	13,723